Derivative Instruments and Other Hedging Activities	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Other Hedging Activities
DERIVATIVE INSTRUMENTS AND OTHER HEDGING ACTIVITIES
The Company enters into derivative financial instruments to manage interest rate risk, exposures related to liquidity and credit risk, and to facilitate customer transactions. The primary types of derivatives used by the Company include interest rate swap agreements, foreign exchange contracts, interest rate lock commitments, forward sales commitments, written and purchased options and credit derivatives. All derivative instruments are recognized on the consolidated balance sheets as "other assets" or "other liabilities" at fair value, as required by ASC Topic 815, Derivatives and Hedging.
Information pertaining to outstanding derivative instruments is as follows:

	Balance Sheet Location	Derivative Assets - Fair Value		Balance Sheet Location	Derivative Liabilities - Fair Value
(Dollars in thousands)		December 31, 2017	December 31, 2016		December 31, 2017	December 31, 2016
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$—	$—	Other liabilities	$—	$525
Total derivatives designated as hedging instruments under ASC Topic 815		$—	$—		$—	$525
Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$20,446	$20,719	Other liabilities	$16,191	$20,719
Foreign exchange contracts	Other assets	7	27	Other liabilities	7	26
Forward sales contracts	Other assets	136	6,014	Other liabilities	279	794
Written and purchased options	Other assets	10,654	12,125	Other liabilities	8,656	8,098
Other contracts	Other assets	22	1	Other liabilities	21	47
Total derivatives not designated as hedging instruments under ASC Topic 815		$31,265	$38,886		$25,154	$29,684
Total		$31,265	$38,886		$25,154	$30,209

	Derivative Assets - Notional Amount		Derivative Liabilities - Notional Amount
(Dollars in thousands)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$—	$—	$108,500	$108,500
Total derivatives designated as hedging instruments under ASC Topic 815	$—	$—	$108,500	$108,500

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$1,218,464	$1,033,955	$1,218,464	$1,033,955
Foreign exchange contracts	268	4,474	268	4,474
Forward sales contracts	82,347	229,181	142,578	120,567
Written and purchased options	278,638	289,115	165,198	154,170
Other contracts	29,755	8,784	86,744	106,518
Total derivatives not designated as hedging instruments under ASC Topic 815	$1,609,472	$1,565,509	$1,613,252	$1,419,684
Total	$1,609,472	$1,565,509	$1,721,752	$1,528,184

The Company has entered into risk participation agreements with counterparties to transfer or assume credit exposures related to interest rate derivatives. The notional amounts of risk participation agreements sold were $86.7 million and $106.5 million at December 31, 2017 and 2016, respectively. Assuming all underlying third party customers referenced in the swap contracts defaulted at December 31, 2017 and December 31, 2016, the exposure from these agreements would not be material based on the fair value of the underlying swaps.
The Company is party to collateral agreements with certain derivative counterparties. Such agreements require that the Company maintain collateral based on the fair values of individual derivative transactions. In the event of default by the Company, the counterparty would be entitled to the collateral.
At December 31, 2017 and 2016, the Company was required to post $552 thousand and $1.9 million, respectively, in cash or securities as collateral for its derivative transactions, which are included in "interest-bearing deposits in banks" on the Company’s consolidated balance sheets. Effective January 3, 2017, the Chicago Mercantile Exchange and LCH.Clearnet Limited amended their rulebooks to legally characterize variation margin payments for over-the-counter derivatives they clear as settlements of the derivatives' exposure rather than collateral against the exposures. In light of changes to the aforementioned rulebooks, the Board of Governors of the Federal Reserve System, the Office of the Comptroller of the Currency (OCC) and the FDIC issued guidance effective August 14, 2017, which is consistent with the SEC's accounting guidance, that allows institutions to treat centrally-cleared derivatives as settled for purposes of the capital rule. At December 31, 2017, the Company was required to post $5.1 million in variation margin payments for its derivative transactions, which is now required to be netted against the fair value of the derivatives in "other assets/other liabilities" on the consolidated balance sheets. The Company does not anticipate additional assets will be required to be posted as collateral, nor does it believe additional assets would be required to settle its derivative instruments immediately if contingent features were triggered at December 31, 2017. The Company’s master netting agreements represent written, legally enforceable bilateral agreements that (1) create a single legal obligation for all individual transactions covered by the master agreement and (2) in the event of default, provide the non-defaulting counterparty the right to accelerate, terminate, and close-out on a net basis all transactions under the agreement and to promptly liquidate or set-off collateral posted by the defaulting counterparty. As permitted by U.S. GAAP, the Company does not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against recognized fair value amounts of derivatives executed with the same counterparty under a master netting agreement.
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2017
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,446	$(12,469)	$—	$7,977
Written and purchased options	8,610	—	—	8,610
Total derivative assets subject to master netting arrangements	$29,056	$(12,469)	$—	$16,587

Derivative liabilities
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	16,191	(12,469)	(552)	3,170
Total derivative liabilities subject to master netting arrangements	$16,191	$(12,469)	$(552)	$3,170

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2016
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,719	$(9,677)	$—	$11,042
Written and purchased options	8,085	—	—	8,085
Total derivative assets subject to master netting arrangements	$28,804	$(9,677)	$—	$19,127

Derivative liabilities
Interest rate contracts designated as hedging instruments	$525	$—	$(181)	$344
Interest rate contracts not designated as hedging instruments	20,719	(9,677)	(1,711)	9,331
Total derivative liabilities subject to master netting arrangements	$21,244	$(9,677)	$(1,892)	$9,675

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.
During the years ended December 31, 2017 and 2016, the Company has not reclassified into earnings any gain or loss as a result of the discontinuance of cash flow hedges, because it was probable the original forecasted transaction would not occur by the end of the originally specified term.
At December 31, 2017, the Company does not expect to reclassify a material amount from accumulated other comprehensive income into interest income over the next twelve months for derivatives that will be settled.
At December 31, 2017, 2016, and 2015, and for the years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

								Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income net of taxes (Effective Portion)

(Dollars in thousands)
	For the Years Ended December 31
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2017	2016	2015		2017	2016	2015		2017	2016	2015
Interest rate contracts	$(611)	$(328)	$38	Interest expense	$(390)	$50	$—	Interest expense	$—	$—	$—
Total	$(611)	$(328)	$38		$(390)	$50	$—		$—	$—	$—

Information pertaining to the effect of derivatives not designated as hedging instruments on the consolidated financial statements as of December 31, is as follows:

	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
(Dollars in thousands)		2017	2016	2015
Interest rate contracts (1)	Other income	$4,750	$8,830	$4,143
Foreign exchange contracts	Other income	43	15	22
Forward sales contracts	Mortgage income	(4,115)	(1,731)	(2,947)
Written and purchased options	Mortgage income	(2,028)	(327)	274
Other contracts	Other income	51	17	—
Total		$(1,299)	$6,804	$1,492

(1) Includes fees associated with customer interest rate contracts.